Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]	Assets Dec 31, 2022 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 20,068 (8,621) 11,447 (700) 0 (10,746) 1 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 31 0 31 0 0 (25) 6 Securities borrowed (enforceable) 0 0 0 0 0 0 0 Securities borrowed (non-enforceable) 0 0 0 0 0 0 0 Financial assets at fair value through profit or loss (enforceable) 508,498 (144,206) 364,292 (229,841) (41,924) (80,591) 11,937 Of which: Positive market values from derivative financial instruments (enforceable) 308,577 (18,302) 290,275 (227,361) (41,921) (9,076) 11,917 Financial assets at fair value through profit or loss (non-enforceable) 118,253 0 118,253 0 (1,101) (10,167) 106,984 Of which: Positive market values from derivative financial instruments (non-enforceable) 9,581 0 9,581 0 (966) (1,327) 7,288 Total financial assets at fair value through profitor loss 626,751 (144,206) 482,545 (229,841) (43,025) (90,759) 118,921 Loans at amortized cost 491,175 0 491,175 0 (12,278) (66,762) 412,136 Other assets 128,279 (10,155) 118,124 (29,171) (78) (14) 88,861 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 1,319 (72) 1,248 (1,027) (78) (14) 129 Remaining assets subject to netting 2,156 0 2,156 0 0 0 2,156 Remaining assets not subject to netting 238,738 0 238,738 0 (111) (2,995) 235,633 Total assets 1,507,199 (162,982) 1,344,217 (259,712) (55,492) (171,299) 857,714 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2022 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 629,183 0 629,183 0 0 0 629,183 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 9,032 (8,621) 411 0 0 (410) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 162 0 162 0 0 (51) 111 Securities loaned (enforceable) 7 0 7 0 0 (7) 0 Securities loaned (non-enforceable) 6 0 6 0 0 (6) 0 Financial liabilities at fair value through profit or loss (enforceable) 508,361 (141,869) 366,492 (230,419) (26,319) (44,516) 65,238 Of which: Negative market values from derivative financial instruments (enforceable) 287,488 (16,403) 271,085 (227,825) (26,319) (2,319) 14,622 Financial liabilities at fair value through profit or loss (non-enforceable) 21,646 0 21,646 0 (880) (4,245) 16,521 Of which: Negative market values from derivative financial instruments (non-enforceable) 11,333 0 11,333 0 (736) (209) 10,388 Total financial liabilities at fair value through profitor loss 530,007 (141,869) 388,138 (230,419) (27,199) (48,761) 81,759 Other liabilities 126,140 (12,492) 113,648 (44,055) (76) (2) 69,516 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 751 (30) 721 (563) (76) (2) 80 Remaining liabilities not subject to netting 140,521 0 140,521 0 0 0 140,521 Total liabilities 1,435,058 (162,982) 1,272,076 (274,473) (27,275) (49,238) 921,090 Assets Dec 31, 2021 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 14,449 (8,532) 5,917 0 0 (5,667) 251 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 2,451 0 2,451 0 0 (2,403) 48 Securities borrowed (enforceable) 63 0 63 0 0 (63) 0 Securities borrowed (non-enforceable) 0 0 0 0 0 0 0 Financial assets at fair value through profit or loss (enforceable) 471,208 (117,093) 354,116 (240,588) (33,953) (71,766) 7,809 Of which: Positive market values from derivative financial instruments (enforceable) 296,606 (12,044) 284,562 (238,412) (33,950) (4,516) 7,685 Financial assets at fair value through profit or loss (non-enforceable) 137,118 0 137,118 0 (2,026) (12,124) 122,968 Of which: Positive market values from derivative financial instruments (non-enforceable) 15,170 0 15,170 0 (1,963) (1,263) 11,944 Total financial assets at fair value through profitor loss 608,326 (117,093) 491,233 (240,588) (35,978) (83,890) 130,777 Loans at amortized cost 472,069 0 472,069 0 (12,271) (60,794) 399,004 Other assets 109,097 (5,313) 103,784 (30,639) (101) (63) 72,981 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 1,126 (21) 1,105 (881) (101) (63) 60 Remaining assets subject to netting 1,231 0 1,231 0 0 0 1,231 Remaining assets not subject to netting 247,956 0 247,956 0 (141) (2,320) 245,495 Total assets 1,455,642 (130,937) 1,324,705 (271,227) (48,492) (155,200) 849,786 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2021 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 604,396 0 604,396 0 0 0 604,396 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 9,275 (8,532) 743 0 0 (743) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 4 0 4 0 0 0 4 Securities loaned (enforceable) 22 0 22 0 0 (22) 0 Securities loaned (non-enforceable) 2 0 2 0 0 (2) 0 Financial liabilities at fair value through profit or loss (enforceable) 497,741 (117,796) 379,945 (240,381) (27,607) (50,690) 61,267 Of which: Negative market values from derivative financial instruments (enforceable) 289,380 (13,246) 276,134 (237,915) (27,607) (4,063) 6,549 Financial liabilities at fair value through profit or loss (non-enforceable) 20,913 0 20,913 0 (1,261) (4,658) 14,994 Of which: Negative market values from derivative financial instruments (non-enforceable) 10,975 0 10,975 0 (1,261) (157) 9,556 Total financial liabilities at fair value through profitor loss 518,653 (117,796) 400,857 (240,381) (28,868) (55,347) 76,261 Other liabilities 102,405 (4,609) 97,795 (38,677) (49) (2) 59,067 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 1,479 (13) 1,466 (1,378) (49) (2) 37 Remaining liabilities not subject to netting 152,786 0 152,786 0 0 0 152,786 Total liabilities 1,387,544 (130,937) 1,256,606 (279,058) (28,918) (56,117) 892,514